Payable to Customers - Schedule of Payable to Customers (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Payables to customers:
Payable to customer	$ 53,877,811	$ 65,727,814
Related parties [Member]
Payables to customers:
Payable to customer	15,387,875	41,634,975
Third party payables [Member]
Payables to customers:
Payable to customer	$ 38,489,936	$ 24,092,839